Related party transactions	9 Months Ended
Sep. 30, 2023
Related party transactions
Related party transactions
15.	Related party transactions

In addition to the related party information disclosed elsewhere in the condensed consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries(collectively referred to as “Trip.com Group”)	Ultimate parent of a principal shareholder of the Company

(a)	Major transactions with related parties

	For the nine months ended September 30,
	2022	2023
	RMB	RMB
Hotel reservation payments collected on behalf of the Group(1)
Trip.com Group	514,382	1,036,073
Hotel reservation service fees(2)
Trip.com Group	9,964	23,132

(1)	Hotel reservation payments collected on behalf of the Group represent room and service fee from manachised hotels and room fee from leased hotels.
(2)	Hotel reservation service fees represent service fee from leased hotels.

Trip.com Group has rendered online travel agency reservation services to the Group in exchange for certain hotel reservation service fees.

(b)	Balances with related parties

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Amounts due from related parties
Trip.com Group	53,630	117,830
Amounts due to related parties
Trip.com Group	3,004	2,326